BUSINESS ACQUISITIONS - Schedule of Purchase Consideration For The Acquisition (Details) - Pivot3 Inc $ in Thousands	Jul. 20, 2021 USD ($)
Business Acquisition
Payments to Acquire Businesses, Gross	$ 5,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	2,818
Business Combination, Consideration Transferred, Total	$ 7,818